UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  November 15, 2011 to December 12, 2011

  Commission File Number of issuing entity: 333-172143-01

  DBUBS 2011-LC3 Mortgage Trust
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-172143

  Deutsche Mortgage & Asset Receiving Corporation
  (Exact name of depositor as specified in its charter)

  German American Capital Corporation
  UBS Real Estate Securities Inc.
  Ladder Capital Finance LLC
  Starwood Property Mortgage Sub-2-A, L.L.C.
  Starwood Property Mortgage Sub-3, L.L.C.
  Starwood Property Mortgage Sub-4, L.L.C.
  (Exact name of sponsors as specified in its charter)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3847613
  38-3847614
  38-3847615
  38-6988397
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-4                           ______     ______   ___X___       ___________
  A-M                           ______     ______   ___X___       ___________
  B                             ______     ______   ___X___       ___________
  C                             ______     ______   ___X___       ___________
  D                             ______     ______   ___X___       ___________
  E                             ______     ______   ___X___       ___________
  F                             ______     ______   ___X___       ___________
  G                             ______     ______   ___X___       ___________
  PM-1                          ______     ______   ___X___       ___________
  PM-2                          ______     ______   ___X___       ___________
  PM-3                          ______     ______   ___X___       ___________
  PM-4                          ______     ______   ___X___       ___________
  PM-5                          ______     ______   ___X___       ___________
  V                             ______     ______   ___X___       ___________
  R                             ______     ______   ___X___       ___________
  LR                            ______     ______   ___X___       ___________
  X-A                           ______     ______   ___X___       ___________
  X-B                           ______     ______   ___X___       ___________
  PM-X                          ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On December 12, 2011 a distribution was made to holders of the certificates issued by DBUBS 2011-LC3 Mortgage Trust.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  Part II - OTHER INFORMATION

  Item 6. Significant Obligors of Pool Assets.

  The Three Allen Center mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for DBUBS 2011-LC3 Mortgage Trust. In accordance with
  Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $14,767,774.00 as of September 30, 2011. There are no current updates to the net operating income at this time.

  The Times Square Hotel Portfolio mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for DBUBS 2011-LC3 Mortgage Trust. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $17,256,256.00 as of September 30, 2011. There are no current updates to the net operating income at this time.

  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by DBUBS 2011-LC3 Mortgage Trust, relating to the December 12, 2011 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  Deutsche Mortgage & Asset Receiving Corporation
  (Depositor)

  /s/ Helaine M. Kaplan
  Helaine M. Kaplan, President

  Date: December 21, 2011

  /s/ Peter Ferdinandi
  Peter Ferdinandi, Vice President, Treasurer, Chief Financial Officer and Chief Accounting Officer

  Date: December 21, 2011

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by DBUBS 2011-LC3 Mortgage Trust, relating to the December 12, 2011 distribution.